Cover	Dec. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2021
Entity File Number	001-38115
Entity Registrant Name	The Simply Good Foods Company
Entity Central Index Key	0001702744
Entity Tax Identification Number	82-1038121
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1225 17th Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	633-2840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SMPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false